Trade and Other Payables - Detail of Current Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Dividends pending payment to non-controlling interests	€ 235	€ 257
Accrued employee benefits	696	774
Advances received on orders	172	189
Other non-financial non-trade payables	419	501
Total	€ 1,522	€ 1,721